Other Gains and Losses, Net (Tables)	6 Months Ended
Oct. 31, 2023
Other Gains and Losses, Net [Abstract]
Schedule of Other Gains and Losses, Net
	Year ended April 30,			Six months ended October 31,
	2021	2022	2023	2023
	US$	US$	US$	US$
Net exchange (loss) gain	(48)	589	151	(356)
Recovery of accounts and other receivables written off	9	20	2	1
Gain on disposal of subsidiaries	—	—	—	14,697
	(39)	609	153	14,342